Summary of Significant Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)
Significant Accounting Policies [Line Items]
Impairment of equity method investments	¥ 0		¥ 3,541	¥ 0
Equity Method Investment, Impairment Loss Of Fair Value	8,400		0	10,800
Convertible senior notes			1,740,004
Convertible senior notes, fair value	1,340,636
Impairment of goodwill	13,155	$ 1,907	0	0
Goodwill	¥ 336,326		397,904		$ 48,763
Number of reporting units | item	4	4
Advertising expense	¥ 1,324,908		1,359,991	1,142,347
Income from government subsidies	¥ 72,883		41,256	40,089
Foreign Currency Exchange Rate Weighted Average Translation Rate	6.8972	6.8972
Amortization of Intangible Assets	¥ 73,824		70,414	¥ 52,652
Accounts receivable, net	2,292,678		¥ 2,260,918		$ 332,407
Suzhou Baoleantone International Logistics Co., Ltd ("BolTone")
Significant Accounting Policies [Line Items]
Goodwill	75,761							¥ 75,761
Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Significant Accounting Policies [Line Items]
Goodwill	59,090						¥ 59,090
Shanghai Yi Shang Network Information Co., Limited ("eFashion")
Significant Accounting Policies [Line Items]
Goodwill	¥ 135,515					¥ 135,515
Shanghai Baozun E-commerce Limited
Significant Accounting Policies [Line Items]
Initial Term	20 years	20 years
Goodwill	¥ 79,115
VIE
Significant Accounting Policies [Line Items]
Contribution percentage in consolidated net revenues	6.81%	6.81%	8.62%	9.82%
Contribution percentage in consolidated total assets	3.04%		2.44%		3.04%
Variable Interest Entities Contribution Percentage Liabilities	2.63%		1.18%		2.63%
Impairment of goodwill	¥ 13,155		¥ 0	¥ 0
Accounts receivable, net	¥ 220,229		262,556
Land Use Right
Significant Accounting Policies [Line Items]
Intangible asset, useful life	44 years	44 years
Amortization of Intangible Assets	¥ 1,026		1,026	¥ 1,026
Property, Plant and Equipment, Estimated Useful Lives	39 years	39 years
RMB
Significant Accounting Policies [Line Items]
cash and cash equivalents, restricted cash and short-term investments	¥ 1,898,378		¥ 2,990,756